COMMITMENTS - Narrative (Details) $ in Millions		6 Months Ended	12 Months Ended
	Dec. 20, 2022	Jun. 30, 2026 USD ($) tonne	Dec. 31, 2025 USD ($)	Aug. 01, 2025
Disclosure of commitments [line items]
Commitments in relation to associates		$ 361	$ 441
Commitments in relation to joint ventures		585	681
Provision of guarantees or collateral by entity, third party transactions		287	299
Other commitments		1,726	1,915
Supply commitment, remaining minimum amount committed		$ 2,576	2,717
Offtake agreement, period		25 years
Aperam
Disclosure of commitments [line items]
Percentage of voting equity interests acquired				5.40%
ArcelorMittal Liberia Ltd
Disclosure of commitments [line items]
Contractual capital commitments		$ 56	108
Concentrate sinter fines capacity (in tonnes) | tonne		20,000,000
ArcelorMittal Brasil S.A.
Disclosure of commitments [line items]
Other commitments		$ 375	535
ArcelorMittal | The fonds d'Urbanisation et d'Aménagement du Plateau de Kirchberg and the State of the Grand-Duchy of Luxembourg
Disclosure of commitments [line items]
Proportion of ownership interest in subsidiary	50.00%
5.146 billion 10-year term loan
Disclosure of commitments [line items]
Percent guaranteed		60.00%
Asset-based revolving credit facility | Operating subsidiaries | South Africa
Disclosure of commitments [line items]
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and revolving base finance facility		$ 70
Total for all associates
Disclosure of commitments [line items]
Commitments within sureties, guarantees, LOC, pledges, and other collateral		18	250
Total for all joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		5,564	5,380
Tameh
Disclosure of commitments [line items]
Commitments in relation to joint ventures		202	245
Enerfos
Disclosure of commitments [line items]
Commitments in relation to joint ventures		346	378
Ventos de Santo Antonio Comercializadora de Energia S.A. ("VdSA")
Disclosure of commitments [line items]
Commitments in relation to joint ventures		2,118	1,944
Ventos de Santo Antonio Comercializadora de Energia S.A. ("VdSA") | Total for all joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		454	414
Global Chartering Limited
Disclosure of commitments [line items]
Counter guarantees		239	248
ArcelorMittal Nippon Steel India Limited
Disclosure of commitments [line items]
Supply commitment, remaining minimum amount committed		2,420	2,655
ArcelorMittal Nippon Steel India Limited | Total for all joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		$ 4,568	$ 4,400